Annual Fund Operating Expenses	Oct. 28, 2026
Investor Class Shares | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 28, 2028
Investor Class Shares | SA U.S. Fixed Income Fund | SA U.S. Fixed Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	0.40%
Investor Class Shares | SA Global Fixed Income Fund | SA Global Fixed Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.52%
Investor Class Shares | SA U.S. Core Market Fund | SA U.S. Core Market Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.68%
Investor Class Shares | SA U.S. Value Fund | SA U.S. Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.74%
Investor Class Shares | SA U.S. Small Company Fund | SA U.S. Small Company Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.89%
Investor Class Shares | SA International Value Fund | SA International Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.91%
Investor Class Shares | SA International Small Company Fund | SA International Small Company Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.38%
Expenses (as a percentage of Assets)	0.90%
Investor Class Shares | SA Emerging Markets Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 28, 2028
Investor Class Shares | SA Emerging Markets Value Fund | SA Emerging Markets Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.81%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.26%)	[2]
Net Expenses (as a percentage of Assets)	1.04%
Investor Class Shares | SA Real Estate Securities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 28, 2028
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	0.76%
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 28, 2028
SA Worldwide Moderately Aggressive Fund Investor Class Shares | SA Worldwide Moderately Aggressive Fund | SA Worldwide Moderately Aggressive Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.87%
Acquired Fund Fees and Expenses	0.71%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.87%)	[4]
Net Expenses (as a percentage of Assets)	0.71%

[1]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses and extraordinary expenses) are limited to 0.40%. This expense limitation will remain in effect until October 28, 2028 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses and extraordinary expenses) are limited to 1.04%. This expense limitation will remain in effect until October 28, 2028 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.
[3]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, redemption liquidity service expenses, acquired fund fees and expenses and extraordinary expenses) are limited to 0.75%. This expense limitation will remain in effect until October 28, 2028 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.
[4]	The Adviser has contractually agreed to waive fees and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed the total annual acquired fund fees and expenses related to the Fund’s investments in the Underlying SA Funds, any other investment companies advised or sub-advised by the Adviser, or any money market fund. This expense limitation will remain in effect until October 28, 2028 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.